Trading Activities - Trading Gains and Losses, by Market Sector, on each Partnership's Derivative Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Trading results	$ (1,917,022)	$ 4,564,153	$ 10,704,797
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Trading results	(1,406,756)	152,729	5,363,900
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Trading results	950,678	1,445,721	7,825,895
Commodity [Member]
Derivative [Line Items]
Trading results	(1,989,218)	5,506,589	5,324,415
Commodity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Trading results	(2,196,967)	235,537	599,779
Commodity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Trading results	(2,185,665)	1,917,144	1,595,504
Equity [Member]
Derivative [Line Items]
Trading results	(90,552)	(261,308)	(649,691)
Equity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Trading results	158,915	9,093	(1,237,700)
Equity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Trading results	101,197	(984,208)	(267,178)
Currencies [Member]
Derivative [Line Items]
Trading results	(830,022)	(387,477)	1,220,792
Currencies [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Trading results	(97,018)	761,515	2,147,219
Currencies [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Trading results	949,122	(324,778)	1,030,965
Interest Rates [Member]
Derivative [Line Items]
Trading results	992,770	(293,651)	4,809,281
Interest Rates [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Trading results	728,314	(853,416)	3,854,602
Interest Rates [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Trading results	$ 2,086,024	$ 837,563	$ 5,466,604